Property and Equipment, Net - Summary of Depreciation Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 2,324	¥ 11,108	¥ 12,144
Cost of Revenues
Property, Plant and Equipment [Line Items]
Depreciation expense	534	3,024	3,463
Research and Development Expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	1,202	6,150	6,653
Sales and Marketing Expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	249	622	974
General and Administrative Expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 339	¥ 1,312	¥ 1,054